Shareholder's Equity (Details Textual) - USD ($) $ in Millions	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Components of accumulated other comprehensive income
Net of tax unrealized gains (losses) related to credit-only impaired securities	$ 33	$ 37	$ 35	$ 23